Exhibit 99.08

Client Name:	XXXXXX
Client Project Name:	OBX 2021-NQM4
Start - End Dates:	03/25/2021 - 08/01/2021
Deal Loan Count:	144

Conditions Report 2.0

Loans in Report:	144
Loans with Conditions:	117

4 - Total Active Conditions
4 - Non-Material Conditions
2 - Credit Review Scope
1 - Category: Assets
1 - Category: Terms/Guidelines
2 - Compliance Review Scope
2 - Category: TILA/RESPA Integrated Disclosure
225 - Total Satisfied Conditions

34 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Application
9 - Category: Assets
4 - Category: Credit/Mtg History
14 - Category: Insurance
3 - Category: Terms/Guidelines
1 - Category: Title
104 - Property Valuations Review Scope
102 - Category: Appraisal
2 - Category: Value
87 - Compliance Review Scope
4 - Category: Compliance Manual
1 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
13 - Category: Right of Rescission
67 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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